Net income / (loss) per share - Company s basic and diluted net loss per share attributable to the Company (Parenthetical) (Details) - shares		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average shares – diluted	[1]	60,696,289	61,466,385	61,671,131	61,210,799
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average shares – diluted				508,242

[1]	The denominator used in the calculation of diluted net income per share for the six months ended June 30, 2024, includes an additional 508,242 shares representing the dilutive effect of restricted stock units.